Form N-CSR Cover	12 Months Ended
May 31, 2024
Shareholder Report [Line Items]
Document Type	N-CSR/A
Amendment Flag	true
Amendment Description	We are filing an amendment to Form N‑CSR for the following funds, originally filed on August 6, 2024. 1. Nuveen Kansas Municipal Bond Fund 2. Nuveen Kentucky Municipal Bond Fund 3. Nuveen Michigan Municipal Bond Fund 4. Nuveen Missouri Municipal Bond Fund 5. Nuveen Ohio Municipal Bond Fund 6. Nuveen Wisconsin Municipal Bond Fund We have amended the original filing because the voting results of matters submitted to fund shareholders for approval at a special meeting held on November 20, 2023 were omitted from Item 9. These results have been included in the amended filing. No other amendments to the original filing have been made.
Registrant Name	Nuveen Multistate Trust IV
Entity Central Index Key	0001018973
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024